Stock option and bonus plans (Tables)	12 Months Ended
Mar. 31, 2019
Accounting Policies [Abstract]
Stock option summary
	Number of options	Weighted Average Exercise Price

Balance, March 31, 2017, 2018 and 2019	850,000	$1.50

Information regarding stock options
Weighted average exercise price	Number outstanding at March 31, 2019	Weighted average remaining life (years)	Exercisable shares at March 31, 2019

$1.50	850,000	3.5	850,000

Schedule of Fair value of Stock Options
For the Fiscal Year Ended March 31,
	2017	2018	2019

Risk-free interest rate (1)	N/A	N/A	N/A
Expected life (years) (2)	N/A	N/A	N/A
Expected dividend yield (3)	N/A	N/A	N/A
Volatility (4)	N/A	N/A	N/A
Fair value of options at grant date per share	N/A	N/A	N/A